Interest expense, net (Tables)	12 Months Ended
Mar. 31, 2017
Banking and Thrift, Interest [Abstract]
Summary of Interest Expense Net

Interest expense, net consists of the following:

	Year ended March 31,
	2015 (INR)	2016 (INR)	2017 (INR)	2017 (US)
Interest expense:
CCDs	248,831	408,172	90,360	1,392
Series E and G CCPS	96,500	263,654	73,840	1,139
Term loans	598,845	1,547,382	2,439,052	37,611
Bank charges and other	55,454	106,568	160,740	2,479

	999,630	2,325,776	2,763,992	42,621
Interest income:
Term and fixed deposits	151,860	221,532	319,823	4,932
Gain on sale of investments	13,949	45,375	72,074	1,111
Investments held-to-maturity	—	33	259	4
Interest Income related party	2,031	—	—	—

	167,840	266,940	392,156	6,047

Total	831,790	2,058,836	2,371,836	36,574